Income tax (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax
Schedule of income tax

The details of the provision for the Group’s income tax, is as follows:

	June 30, 2018	June 30, 2017	June 30, 2016
Current income tax	(425)	(745)	(567)
Deferred income tax	549	(2,021)	(5,784)
MPIT	-	-	26
Income tax from continuing operations	124	(2,766)	(6,325)

Schedule of statutory taxes rates

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 45%
Bermudas	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2018, 2017 and 2016:

	June 30, 2018	June 30, 2017	June 30, 2016
Loss from continuing operations at tax rate applicable in the respective countries	(3,571)	(1,963)	(5,622)
Permanent differences:
Share of profit of associates and joint ventures	(71)	130	(226)
Unrecognized tax loss carryforwards (i)	(1,557)	(1,209)	(169)
Changes in fair value of financial instruments (ii)	(346)	434	-
Change of tax rate (ii)	5,676	396	(450)
Non-taxable profit / (loss), non-deductible expenses and others	(7)	(554)	116
Income tax from continuing operations	124	(2,766)	(6,351)
MPIT	-	-	26

(i) Corresponds mainly to holding companies in the Operations Center in Israel

(ii) As of June 30, 2018 corresponds to the effect of applying the changes in the tax rates applicable in accordance with the tax reform explained above, being Ps. 405 the effect of the rate change in US and Ps. 5,271 the effect of the rate change in Argentina. As of June 30, 2017 and 2016 the rate change was in Israel.

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group as of June 30, 2018 and 2017 will be recovered as follows:

	June 30, 2018	June 30, 2017
Deferred income tax asset to be recovered after more than 12 months	5,865	5,577
Deferred income tax asset to be recovered within 12 months	1,093	159
Deferred income tax assets	6,958	5,736

	June 30, 2018	June 30, 2017
Deferred income tax liability to be recovered after more than 12 months	(32,597)	(19,027)
Deferred income tax liability to be recovered within 12 months	(178)	(9,448)
Deferred income tax liability	(32,775)	(28,475)
Deferred income tax assets (liabilities), net	(25,817)	(22,739)

Schedule of movement in the deferred income tax assets and liabilities

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2018 and 2017, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.17	Business combination and Assets held for sale (i)	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Deconsolidation	06.30.18
Assets
Trade and other payables	2,021	-	526	(591)	-	1,956
Tax loss carry-forwards	2,955	1	746	703	-	4,405
Others	760	-	523	(268)	(418)	597
Subtotal assets	5,736	1	1,795	(156)	(418)	6,958
Liabilities	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(24,176)	(14)	(6,640)	(300)	2,445	(28,685)
Trading properties	(99)	-	(73)	20	-	(152)
Trade and other receivables	(305)	-	-	(81)	-	(386)
Investments	(9)	-	1	(16)	-	(24)
Intangible assets	(2,682)	-	126	433	781	(1,342)
Others	(1,204)	-	(1,341)	359	-	(2,186)
Subtotal liabilities	(28,475)	(14)	(7,927)	415	3,226	(32,775)
Assets (Liabilities), net	(22,739)	(13)	(6,132)	259	2,808	(25,817)

	06.30.16	Business combination and Assets held for sale (i)	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Reclassification opening balances	Use of tax loss carry-forwards	06.30.17
Assets
Trade and other payables	1,774	-	281	(34)	-	-	2,021
Tax loss carry-forwards	3,251	-	488	(613)	-	(171)	2,955
Others	724	(47)	136	(53)	-	-	760
Subtotal assets	5,749	(47)	905	(700)	-	(171)	5,736
Liabilities	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(20,772)	-	(1,888)	(1,575)	59	-	(24,176)
Trading properties	(120)	-	(24)	45	-	-	(99)
Trade and other receivables	(142)	(7)	-	(156)	-	-	(305)
Investments	(10)	-	1	-	-	-	(9)
Intangible assets	(2,860)	-	(312)	490	-	-	(2,682)
Others	(944)	36	(122)	(174)	-	-	(1,204)
Subtotal liabilities	(24,848)	29	(2,345)	(1,370)	59	-	(28,475)
Assets (Liabilities), net	(19,099)	(18)	(1,440)	(2,070)	59	(171)	(22,739)

(i) Includes Ps. 6 for business combination (Note 4) and Ps. 12 for reclassification to assets held for sale (Note 31).

Schedule of tax loss carry forward	As of June 30, 2018, the Group's recognized tax loss carry forward prescribed as follows:
Date	Total
2019	49
2020	35
2021	33
2022	9
2023	2,875
Do not expire	1,404
Total	4,405